Rule 497(c)
                                                            File No. 333-125751


                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESTMENT COMPANY ACT FILE NO. 811-21774
                        FIRST TRUST EXCHANGE-TRADED FUND


                  FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
                    FIRST TRUST DB STRATEGIC VALUE INDEX FUND
                   FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
               FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
                       FIRST TRUST ISE CHINDIA INDEX FUND
                  FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
                        FIRST TRUST ISE WATER INDEX FUND
            FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
               FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
            FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
              FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
           FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND
                         FIRST TRUST S&P REIT INDEX FUND
                          FIRST TRUST US IPO INDEX FUND
               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
                  FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
             FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND



                                DATED MAY 1, 2009

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds' Prospectus dated May 1, 2009 (the "Prospectus") for each of First Trust Amex(R) Biotechnology Index Fund, First Trust DB Strategic Value Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Water Index Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R)
Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, each a series of First Trust Exchange-Traded Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Funds' Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at (800) 621-1675.


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                                TABLE OF CONTENTS


GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS................................1

EXCHANGE LISTING AND TRADING..................................................3

INVESTMENT OBJECTIVE AND POLICIES.............................................4

INVESTMENT STRATEGIES.........................................................5

SUBLICENSE AGREEMENTS........................................................16

INVESTMENT RISKS.............................................................26

MANAGEMENT OF THE FUNDS......................................................29

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE.....................................41

BROKERAGE ALLOCATIONS........................................................42

CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
    INDEX PROVIDERS AND EXCHANGES............................................46

ADDITIONAL INFORMATION.......................................................49

PROXY VOTING POLICIES AND PROCEDURES.........................................51

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS........................52

FEDERAL TAX MATTERS..........................................................63

DETERMINATION OF NAV.........................................................68

DIVIDENDS AND DISTRIBUTIONS..................................................70

MISCELLANEOUS INFORMATION....................................................71

FINANCIAL STATEMENTS.........................................................71



         The audited financial statements for the Funds' most recent fiscal year appear in the Funds' Annual Report to Shareholders dated December 31, 2008. The Annual Report was filed with the Securities and Exchange Commission ("SEC") on March 10, 2009. The financial statements from such Annual Report are incorporated by reference. The Annual Report is available without charge by calling (800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.


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                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

         The Trust was organized as a Massachusetts business trust on August 8, 2003 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares in 17 separate series, including First Trust Amex(R) Biotechnology Index Fund (the "Biotech Fund"), First Trust DB Strategic Value Index Fund (the "Strategic Value Fund"), First Trust Dow Jones Internet Index(SM) Fund (the "Internet Fund"), First Trust Dow Jones Select MicroCap Index(SM) Fund (the "MicroCap Fund"), First Trust ISE Chindia Index Fund (the "ISE Chindia Fund"), First Trust ISE-Revere Natural Gas Index Fund (the "ISE Gas Fund"), First Trust ISE Water Index Fund (the "ISE Water Fund"), First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (the "Dividend Leaders Fund"), First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Equal Weighted Fund"), First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (the "Ex-Technology Fund"), First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Technology Fund"), First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Clean Edge(R) Fund"), First Trust S&P REIT Index Fund (the "S&P REIT Fund"), First Trust US IPO Index Fund (the "US IPO Fund"), First Trust Value Line(R) 100 Exchange-Traded Fund (the "Value Line(R) 100 Fund"), First Trust Value Line(R) Dividend Index Fund (the "Value Line(R) Dividend Fund") and First Trust Value Line(R) Equity Allocation Index Fund (the "Value Line(R) Equity Allocation Fund") (each, a "Fund," and collectively, the "Funds"). Effective January 20, 2009, First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund changed its name to First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund pursuant to the approval of the Board of Trustees of the Trust. Effective March 2, 2009, First Trust IPOX-100 Index Fund changed its name to First Trust US IPO Index Fund pursuant to the approval of the Board of Trustees of the Trust. The Biotech Fund, the Strategic Value Fund, the Internet Fund, the ISE Chindia Fund, the ISE Gas Fund, the ISE Water Fund, the Dividend Leaders Fund, the Equal Weighted Fund, the Ex-Technology Fund, the Technology Fund, the Clean Edge(R) Fund, the S&P REIT Fund and the US IPO Fund are non-diversified series, while the MicroCap Fund, the Value Line(R) 100 Fund, the Value Line(R) Dividend Fund and the Value Line(R) Equity Allocation Fund are diversified series. This Statement of Additional Information relates to all of the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund as a series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

         The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.


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         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

         The Trust's Declaration of Trust (the "Declaration") provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without a shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

         The Trust is not required to and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

         The Funds are advised by First Trust Advisors L.P. (the "Adviser" or "First Trust").

         Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in each Fund's corresponding Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares of the Biotech Fund, the Strategic Value Fund, the Internet Fund, the MicroCap Fund, the ISE Chindia Fund, the ISE Gas Fund, the ISE Water Fund, the Dividend Leaders Fund, the S&P REIT Fund, US IPO Fund, the Value Line(R) 100 Fund, the Value Line(R) Dividend Fund, and the Value Line(R) Equity Allocation Fund are listed and trade on NYSE Arca, Inc., an affiliate of NYSE Euronext(SM) ("NYSE Arca"(R)). Prior to the October 1, 2008 acquisition of the American Stock Exchange LLC ("AMEX") by NYSE Euronext, the


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Shares of the Biotech Fund, the Strategic Value Fund, the Internet Fund, the
MicroCap Fund, the Dividend Leaders Fund, the S&P REIT Fund, US IPO Fund, the Value Line(R) 100 Fund, the Value Line(R) Dividend Fund, and the Value Line(R) Equity Allocation Fund were listed and traded on the AMEX. The Shares of these Funds were listed and began trading on NYSE Arca effective November 6, 2008. The Shares of the Equal Weighted Fund, the Ex-Technology Fund, the Technology Fund and the Clean Edge Fund are listed and trade on The NASDAQ Stock Market, Inc. ("NASDAQ(R)"). The Shares of each Fund will trade on NYSE Arca or NASDAQ(R) at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares of a Fund.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the applicable Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of NYSE Arca or NASDAQ(R) necessary to maintain the listing of Shares of a Fund will continue to be met. NYSE Arca and NASDAQ(R) may, but are not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of such Shares of such Fund for 30 or more consecutive trading days; (ii) the value of such Fund's Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of NYSE Arca or NASDAQ(R), makes further dealings on NYSE Arca or NASDAQ(R), respectively, inadvisable. Please note that NYSE Arca may have a conflict of interest with respect to the Biotech Fund, the Strategic Value Fund, the Value Line(R) 100 Fund, the Value Line(R) Dividend Fund and the Value Line(R) Equity Allocation Fund because Shares of such Funds are listed on NYSE Arca, and NYSE Arca is also each such Fund's Index Calculation Agent (and in the case of the Biotech Fund, its Index Provider as well). Additionally, NASDAQ(R) may have a conflict of interest with respect to the Equal Weighted Fund, the Ex-Technology Fund, the Technology Fund and the Clean Edge Fund because Shares of such Funds are listed on the NASDAQ(R), and the NASDAQ(R) is also each such Fund's Index Provider. NYSE Arca or NASDAQ(R) will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on NYSE Arca or NASDAQ(R), broker's commissions on transactions will be based on negotiated commission rates at customary levels.


                                      -3-


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         The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Prospectus describes the investment objective and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.

         Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of such Fund:

                   (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

                   (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of portfolio securities.

                   (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

                   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund is based upon, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         The MicroCap Fund, the Dividend Leaders Fund, the Equal Weighted Fund, the Technology Fund, the US IPO Fund, the Value Line(R) 100 Fund, the Value Line(R) Dividend Fund and the Value Line(R) Equity Allocation Fund have fundamental investment objectives as described in the Prospectus. Additionally, the MicroCap Fund, the Value Line(R) 100 Fund, the Value Line(R) Dividend Fund and the Value Line(R) Equity Allocation Fund are subject to the following fundamental policy: Each such Fund may not, as to 75% of its total assets, (a) invest more than 5% of the value of its total assets in the securities of any one issuer or (b) hold more than 10% of the outstanding voting securities of that issuer (other than obligations issued or guaranteed by the U.S. Government or any agency or instrumentality thereof).

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or
(ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.


                              INVESTMENT STRATEGIES

         Under normal circumstances, each Fund will invest at least 90% of its assets in common stocks that comprise such Fund's corresponding equity index as set forth below (each, an "Index" and together, the "Indices"). Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.


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
FUND                                              INDEX
Biotech Fund                                      Amex(R) Biotechnology Index(SM)
Strategic Value Fund                              Deutsche Bank CROCI(R) US+ Index(TM)
Internet Fund                                     Dow Jones Internet Composite Index(SM)
MicroCap Fund                                     Dow Jones Select MicroCap Index(SM)
ISE Chindia Fund                                  ISE ChIndia Index(TM)
ISE Gas Fund                                      ISE-REVERE Natural Gas Index(TM)
ISE Water Fund                                    ISE Water Index(TM)
Dividend Leaders Fund                             Morningstar(R) Dividend Leaders(SM) Index
Equal Weighted Fund                               NASDAQ-100 Equal Weighted Index(SM)
Ex-Technology Fund                                NASDAQ-100 Ex-Tech Sector Index(SM)
Technology Fund                                   NASDAQ-100 Technology Sector Index(SM)
Clean Edge(R) Fund                                NASDAQ(R) Clean Edge(R) Green Energy Index
S&P REIT Fund                                     S&P United States REIT Index
US IPO Fund                                       IPOX-100 U.S. Index
Value Line(R) 100 Fund                            Value Line(R) 100 Index(TM)
Value Line(R) Dividend Fund                       Value Line(R) Dividend Index(TM)
Value Line(R) Equity Allocation Fund              Value Line(R) Equity Allocation Index(TM)

TYPES OF INVESTMENTS

         Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Funds will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

         Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P Ratings"), Moody's Investors

Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") which is a government-sponsored organization owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by FNMA; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. On October 3, 2008, the Emergency Economic Stabilization Act of 2008 increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor until December 31, 2009. The maximum coverage limit will return to $100,000 per certificate of deposit on January 1, 2010, absent further legislation. Therefore, certificates of deposit purchased by the Funds may not be fully insured.

                   (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds are limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or better by S&P Ratings, Prime-1 or higher by Moody's or F2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes. With the exception of the S&P REIT Fund, the portfolio turnover rates for the Funds for the year ended December 31, 2008 increased from the rates for the year ended December 31, 2007, as set forth in the table below. The increases in portfolio turnover rates of these Funds were primarily due to increased securities sales in each Fund during the year ended December 31, 2008 due, in part, to higher market volatility. In-kind transactions are not taken into account in calculating the portfolio turnover rate.

                                              PORTFOLIO TURNOVER RATE

                                   FISCAL YEAR ENDED           FISCAL YEAR ENDED
               FUND                DECEMBER 31, 2008           DECEMBER 31, 2007
  Biotech Fund                              38%                         11%
  Strategic Value Fund                     157%                         10%
  Internet Fund                             44%                          6%
  MicroCap Fund                             85%                         11%
  ISE Chindia Fund                          39%                          2%
  ISE Gas Fund                             116%                          5%
  ISE Water Fund                            45%                          3%
  Dividend Leaders Fund                     56%                          9%
  Equal Weighted Fund                       39%                         15%
  Ex-Technology Fund                        67%                         27%
  Technology Fund                           33%                         10%
  Clean Edge(R) Fund                        32%                          4%
  S&P REIT Fund                             20%                         25%
  US IPO Fund                               62%                         11%
  Value Line(R) 100 Fund                   251%                        111%
  Value Line(R) Dividend Fund              109%                          5%
  Value Line(R) Equity Allocation          120%                         43%
  Fund

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

         The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Funds may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, NYSE Arca and the Philadelphia Stock Exchange.

         The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

         The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index.

Options on Futures

         The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

         The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

         As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.


                              SUBLICENSE AGREEMENTS

         Each Fund relies on a product license agreement (each, a "Product License Agreement") by and between each provider of each Index (each, an "Index Provider") and First Trust and a related sublicense agreement (the "Sublicense Agreement") with First Trust that grants each Fund a non-exclusive and non-transferable sublicense to use certain intellectual property of the Index Provider as set forth below, in connection with the issuance, distribution, marketing and/or promotion of each Fund. Pursuant to each Sublicense Agreement, each Fund has agreed to be bound by certain provisions of each Product License Agreement. Pursuant to each Product License Agreement, First Trust will pay each Index Provider an annual license fee in the amount set forth below. Each Fund will reimburse First Trust for its costs associated with the respective Product License Agreement; except with respect to the Strategic Value Fund, which will not be obligated to reimburse First Trust in an annual amount of more than 0.10% of the assets of the Fund.

FUND                               INDEX                                  INDEX PROVIDER           ANNUAL LICENSE FEE

Biotech Fund                       Amex(R) Biotechnology Index(SM)        NYSE Euronext            0.08% of the average
                                                                                                   daily NAV of the Fund.


                                      -16-




FUND                               INDEX                                  INDEX PROVIDER           ANNUAL LICENSE FEE

Strategic Value Fund               Deutsche Bank CROCI(R) US+ Index(TM)   Deutsche Bank AG         Greater of
                                                                                                   (i) $25,000 or
                                                                                                   (ii) the sum of 0.05%
                                                                                                   per quarter on the
                                                                                                   first $200 million of
                                                                                                   assets of the Fund,
                                                                                                   0.0625% per quarter
                                                                                                   for assets in the
                                                                                                   Fund above $250
                                                                                                   million and 0.06875%
                                                                                                   per quarter for
                                                                                                   assets in the Fund
                                                                                                   above $500 million.

Internet Index Fund                Dow Jones Internet Composite           Dow Jones & Company,     0.06% of the average
                                   Index(SM)                              Inc.                     daily NAV of the Fund.

MicroCap Fund                      Dow Jones Select MicroCap Index(SM)    Dow Jones & Company,     Greater of
                                                                          Inc.                     (i) $25,000 or (ii)
                                                                                                   0.08% of the average
                                                                                                   daily NAV of the
                                                                                                   Fund.

ISE Chindia Fund                   ISE ChIndia Index(TM)                  International            0.08% of the average
                                                                          Securities Exchange,     daily NAV of the Fund.
                                                                          LLC

ISE Gas Fund                       ISE-REVERE Natural Gas Index(TM)       International            0.10% of the average
                                                                          Securities Exchange,     daily NAV of the Fund.
                                                                          LLC

ISE Water Fund                     ISE Water Index(TM)                    International            0.05% of the average
                                                                          Securities Exchange,     daily NAV of the Fund.
                                                                          LLC

Dividend Leaders Fund              Morningstar(R) Dividend Leaders(SM)    Morningstar, Inc.        Greater of
                                   Index                                                           (i) $100,000 or
                                                                                                   (ii) a sum equal to
                                                                                                   20% of Fund expenses.

Equal Weighted Fund                NASDAQ-100 Equal Weighted Index(SM)    The Nasdaq Stock         0.10% of the average
                                                                          Market, Inc.             daily NAV of the Fund.

Ex-Technology Fund                 NASDAQ-100 Ex-Tech Sector              The Nasdaq Stock         0.10% of the average
                                   Index(SM)                              Market, Inc.             daily NAV of the Fund.


                                      -17-




FUND                               INDEX                                  INDEX PROVIDER           ANNUAL LICENSE FEE

Technology Fund                    NASDAQ-100 Technology Sector           The Nasdaq Stock         0.10% of the average
                                   Index(SM)                              Market, Inc.             daily NAV of the Fund.

Clean Edge(R) Fund                 NASDAQ(R) Clean Edge(R) Green          The Nasdaq Stock         0.10% of the average
                                   Energy Index                           Market, Inc. / Clean     daily NAV of the Fund.
                                                                          Edge, Inc.

S&P REIT Fund                      S&P United States REIT Index           Standard & Poor's /      0.10% of the average
                                                                          Citigroup                daily NAV of the Fund.

US IPO Fund                        IPOX-100 U.S. Index                    IPOX Schuster LLC        Greater of
                                                                                                   (i) $50,000 or
                                                                                                   (ii) 0.10% of the
                                                                                                   average assets under
                                                                                                   the management of the
                                                                                                   Fund.

Value Line(R) 100 Fund             Value Line(R) 100 Index(TM)            Value Line(R)            0.15% of the average
                                                                          Publishing, Inc.         daily NAV of the Fund

Value Line(R) Dividend Fund        Value Line(R) Dividend Index(TM)       Value Line(R)            0.15% of the average
                                                                          Publishing, Inc.         daily NAV of the Fund

Value Line(R) Equity Allocation    Value Line(R) Equity Allocation        Value Line(R)            0.15% of the average
Fund                               Index(TM)                              Publishing, Inc.         daily NAV of the Fund

Biotech Fund Disclaimer

         The Index is a trademark of NYSE Euronext or its affiliates and is licensed for use by First Trust. The Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of Shares of the Fund.

         NYSE EURONEXT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NYSE EURONEXT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY

OTHER USE. NYSE EURONEXT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Strategic Value Fund Disclaimer

         "Deutsche Bank," "DB" and "Deutsche Bank CROCI US+ Index" are service marks of Deutsche Bank. Deutsche Bank has no relationship to First Trust or the Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

         Deutsche Bank does not:

o     Sponsor, endorse, sell or promote the Fund or its Shares;

o Recommend that any person invest in the Shares of the Fund or any other securities;

o Have any responsibility or liability for or make any decisions about the timing or amount of the investments of the Fund or the pricing of its Shares;

o Have any responsibility or liability for the administration, management, investments or marketing of the Fund; or

o Consider the needs of the Fund or the owners of Shares of the Fund in determining, composing or calculating the Index or have any obligation to do so.

         Deutsche Bank will not have any liability in connection with the Fund. Specifically,

o Deutsche Bank does not make any warranty, express or implied, and Deutsche Bank disclaims any warranty about:

      o The results to be obtained by the Index, the Fund, the owner of Shares of the Fund or any other person in connection with the use of the Index and the data included in the Index;

      o     The accuracy or completeness of the Index and its data; or

      o The merchantability and the fitness for a particular purpose or use of the Index and its data and compliance with applicable laws;

o Deutsche Bank will have no liability for any errors, omissions or interruptions in the Index or its data; and

o Under no circumstances will Deutsche Bank be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Deutsche Bank knows that they might occur.

         The licensing agreement between Deutsche Bank and First Trust is solely for their benefit and not for the benefit of the owners of Shares of the Fund or any other third parties except the Fund.

Internet Fund and MicroCap Fund Disclaimer

         "Dow Jones," "Dow Jones Select MicroCap Index(SM)" and "Dow Jones Internet Composite Index(SM)" are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Funds. The Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones' only relationship to First Trust is the licensing of certain trademarks and trade names of Dow Jones, the Dow Jones Select MicroCap Index(SM) and the Dow Jones Internet Composite Index(SM), which are determined, composed and calculated by Dow Jones without regard to First Trust or the Funds. Dow Jones has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones Select MicroCap Index(SM) or the Dow Jones Internet Composite Index(SM). Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES SELECT MICROCAP INDEX(SM) OR THE DOW JONES INTERNET COMPOSITE INDEX(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES SELECT MICROCAP INDEX(SM) OR THE DOW JONES INTERNET COMPOSITE INDEX(SM) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES SELECT MICROCAP INDEX(SM) OR THE DOW JONES INTERNET COMPOSITE INDEX(SM) OR ANY DATA INCLUDED THEREIN, AND WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST.

ISE Chindia Fund, ISE Gas Fund and ISE Water Fund Disclaimer

         The Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds. The Index Provider has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indexes. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES, OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.

Dividend Leaders Fund Disclaimer

         MORNINGSTAR, INC. ("MORNINGSTAR"), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE

FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Equal Weighted Fund, Ex-Technology Fund and Technology Fund Disclaimer

         The Funds are not sponsored, endorsed, sold or promoted by NASDAQ(R) or its affiliates (NASDAQ(R) with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Technology Sector Index(SM) or NASDAQ-100 Ex-Tech Sector Index(SM) to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of the NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Technology Sector Index(SM) or NASDAQ-100 Ex-Tech Sector Index(SM) trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Technology Sector Index(SM) or NASDAQ-100 Ex-Tech Sector Index(SM) which is determined, composed and calculated by NASDAQ(R) without regard to First Trust or the Funds. NASDAQ(R) has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Technology Sector Index(SM) or NASDAQ-100 Ex-Tech Sector Index(SM). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Fund Shares to be issued or in the determination or calculation of the equation by which Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

         THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM), NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR THE NASDAQ-100 EX-TECH SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM), NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR THE NASDAQ-100 EX-TECH SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM), NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR THE NASDAQ-100 EX-TECH SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL,

PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Clean Edge(R) Fund Disclaimer

         The Fund is not sponsored, endorsed, sold or promoted by NASDAQ(R), Clean Edge(R) or their affiliates (NASDAQ(R) and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ(R) Clean Edge(R) Green Energy Index to track general stock market or sector performance. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's Shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. Neither the Index nor the Fund should be construed as investment advice by the Corporations.

         THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         NASDAQ(R) and Clean Edge(R) are not affiliates, but jointly own the Index and have cross-licensed to one another the rights in their respective marks in connection with the Index.

S&P REIT Fund Disclaimer

         Standard & Poor's(R) and S&P(R) are registered trademarks of The McGraw-Hill Companies, Inc. ("McGraw-Hill") and have been licensed for use by First Trust. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by McGraw-Hill or Citigroup Global Markets and its affiliates

("Citigroup"), and neither McGraw-Hill nor Citigroup makes any representation, warranty or condition regarding the advisability of investing in the First Trust S&P REIT Index Fund.

         THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S(R) AND ITS AFFILIATES ("S&P") OR CITIGROUP GLOBAL MARKETS AND ITS AFFILIATES ("CITIGROUP"). NEITHER S&P NOR CITIGROUP MAKES ANY REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P UNITED STATES REIT INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S AND CITIGROUP'S ONLY RELATIONSHIP TO FIRST TRUST WITH RESPECT TO THE FUND IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P UNITED STATES REIT INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO FIRST TRUST OR THE FUND. S&P AND CITIGROUP HAVE NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P UNITED STATES REIT INDEX. S&P AND CITIGROUP ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND SHARES ARE TO BE CONVERTED INTO CASH. S&P AND CITIGROUP HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

         S&P AND CITIGROUP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P UNITED STATES REIT INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND CITIGROUP MAKE NO WARRANTY, CONDITION OR REPRESENTATION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P AND CITIGROUP INDICES OTHER THAN THE S&P UNITED STATES REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P AND CITIGROUP MAKE NO EXPRESS OR IMPLIED WARRANTIES, REPRESENTATIONS OR CONDITIONS, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE S&P UNITED STATES REIT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR CITIGROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P UNITED STATES REIT INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

US IPO Fund Disclaimer

         The Fund is not sponsored, endorsed, sold or promoted by IPOX. IPOX makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX's only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX and of the U.S. IPOX 100 Index, which is determined, composed and calculated by IPOX without regard to First Trust or the Fund.

         IPOX, IPOX SCHUSTER, IPOX-100 AND IPOX-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX SCHUSTER LLC AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. THE INDEX IS PATENT PENDING BY IPOX SCHUSTER LLC.

Value Line(R) 100 Fund, Value Line(R) Dividend Fund and Value Line(R) Equity Allocation Fund Disclaimer

         VALUE LINE PUBLISHING, INC.'S ("VLPI") ONLY RELATIONSHIP TO FIRST TRUST IS VLPI'S LICENSING TO FIRST TRUST OF CERTAIN VLPI TRADEMARKS AND TRADE NAMES AND THE VALUE LINE(R) EQUITY ALLOCATION INDEX(TM), THE VALUE LINE(R) DIVIDEND INDEX(TM) AND VALUE LINE(R) 100 INDEX(TM) (THE "INDEXES"), WHICH ARE COMPOSED BY VLPI WITHOUT REGARD TO FIRST TRUST, THE FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND, THE FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND AND THE FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (THE "PRODUCTS") OR ANY INVESTOR. VLPI HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR ANY INVESTOR IN THE PRODUCTS INTO CONSIDERATION IN COMPOSING THE INDEXES. THE PRODUCTS RESULTS MAY DIFFER FROM THE HYPOTHETICAL OR PUBLISHED RESULTS OF THE INDEXES. VLPI IS NOT RESPONSIBLE FOR HOW FIRST TRUST MAKES USE OF INFORMATION SUPPLIED BY VLPI. VLPI IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND COMPOSITION OF THE PRODUCTS OR THE TIMING OF THE ISSUANCE FOR SALE OF THE PRODUCTS OR IN THE CALCULATION OF THE EQUATIONS BY WHICH THE PRODUCTS IS TO BE CONVERTED INTO CASH. VLPI MAKES NO WARRANTY CONCERNING THE INDEXES, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY PERSON'S INVESTMENT PORTFOLIO, OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE INDEX OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE INDEX WILL MEET ANY REQUIREMENTS OR BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE INDEX OR PRODUCT. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION

WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE INDEXES OR THE PRODUCTS.

         VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. OR VALUE LINE PUBLISHING, INC. THAT IS LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING, INC., VALUE LINE, INC., VALUE LINE SECURITIES, INC. OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.


                                INVESTMENT RISKS

Overview

         An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISK OF INVESTING IN THE FUNDS

Liquidity Risk

         Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Funds may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Market risk is the primary risk associated with derivative transactions. In 2008 and early 2009, securities markets were significantly negatively affected by the financial crisis that initially resulted from the downturn in the subprime mortgage market in the United States. The impact of the financial crisis on securities markets has proven to be significant and may be long-lasting and may have a substantial impact on the value of derivatives and their underlying assets. Furthermore, the war and political instability in certain regions of the world, such as the Middle East and Afghanistan, and terrorist attacks in the United States and around the world have resulted in market volatility, which may have long term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Funds do not know how long the securities markets will continue to be affected by these events and cannot predict the effects of similar events in the future on the U.S. economy and worldwide securities markets. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.


                             MANAGEMENT OF THE FUNDS

         The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.


                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS IN     OTHER
                                                                                                 THE FIRST         TRUSTEESHIPS
                                                  TERM OF OFFICE                                 TRUST FUND        OR
                               POSITION AND       AND YEAR FIRST                                 COMPLEX           DIRECTORSHIPS
NAME, ADDRESS                  OFFICES WITH       ELECTED OR       PRINCIPAL OCCUPATIONS         OVERSEEN BY       HELD BY
AND DATE OF BIRTH              TRUST              APPOINTED        DURING PAST 5 YEARS           TRUSTEE           TRUSTEE

Trustee who is an Interested
Person of the Trust
----------------------------

James A. Bowen(1)              President,         o Indefinite     President, First              60 Portfolios     Trustee of
120 East Liberty Drive,        Chairman of the      term           Trust Advisors L.P.                             Wheaton
  Suite 400                    Board, Chief                        and First Trust                                 College
Wheaton, IL 60187              Executive                           Portfolios L.P.;
D.O.B.: 09/55                  Officer and        o 2003           Chairman of the Board
                               Trustee                             of Directors,
                                                                   BondWave LLC
                                                                   (Software Development
                                                                   Company/Broker-Dealer/Investment
                                                                   Adviser) and
                                                                   Stonebridge Advisors
                                                                   LLC (Investment
                                                                   Adviser)

Independent Trustees
--------------------

Richard E. Erickson            Trustee            o Indefinite     Physician; President,         60 Portfolios     None
c/o First Trust Advisors L.P.                       term           Wheaton Orthopedics;
120 East Liberty Drive,                                            Co-owner and
  Suite 400                                       o 2005           Co-director (January
Wheaton, IL 60187                                                  1996 to May 2007),
D.O.B: 04/51                                                       Sports Med Center for
                                                                   Fitness; Limited
                                                                   Partner, Gundersen
                                                                   Real Estate Limited
                                                                   Partnership; Member,
                                                                   Sportsmed LLC

Thomas R. Kadlec               Trustee            o Indefinite     Senior Vice President         60 Portfolios     Director of
c/o First Trust Advisors L.P.                       term           and Chief Financial                             ADM Investor
120 East Liberty Drive,                                            Officer (May 2007 to                            Services,
  Suite 400                                       o 2005           Present), Vice                                  Inc. and
Wheaton, IL 60187                                                  President and Chief                             Director of
D.O.B.: 11/57                                                      Financial Officer                               Archer
                                                                   (1990 to May 2007),                             Financial
                                                                   ADM Investor                                    Services, Inc.
                                                                   Services, Inc.
                                                                   (Futures Commission
                                                                   Merchant); President
                                                                   (May 2005 to Present), ADM
                                                                   Derivatives, Inc.; Registered
                                                                   Representative (2000
                                                                   to Present), Segerdahl &
                                                                   Company, Inc., a FINRA member
                                                                   (Broker-Dealer)

Robert F. Keith                Trustee            o Indefinite     President (2003 to            60 Portfolios     None
c/o First Trust Advisors L.P.                       term           Present), Hibs
120 East Liberty Drive,                                            Enterprises
  Suite 400                                       o 2006           (Financial and
Wheaton, IL 60187                                                  Management Consulting)
D.O.B.: 11/56

Niel B. Nielson                Trustee            o Indefinite     President (June 2002          60 Portfolios     Director of
c/o First Trust Advisors L.P.                       term           to Present), Covenant                           Covenant
120 East Liberty Drive,                                            College                                         Transport Inc.
   Suite 400                                      o 2005
Wheaton, IL 60187
D.O.B.: 03/54


                                      -30-




                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS IN     OTHER
                                                                                                 THE FIRST         TRUSTEESHIPS
                                                  TERM OF OFFICE                                 TRUST FUND        OR
                               POSITION AND       AND YEAR FIRST                                 COMPLEX           DIRECTORSHIPS
NAME, ADDRESS                  OFFICES WITH       ELECTED OR       PRINCIPAL OCCUPATIONS         OVERSEEN BY       HELD BY
AND DATE OF BIRTH              TRUST              APPOINTED        DURING PAST 5 YEARS           TRUSTEE           TRUSTEE

Officers of the Trust
-----------------------

Mark R. Bradley                Treasurer,         o Indefinite     Chief Financial               N/A               N/A
120 East Liberty Drive,        Controller,          term           Officer, First Trust
  Suite 400                    Chief Financial                     Advisors L.P. and
Wheaton, IL 60187              Officer and        o 2005           First Trust
D.O.B.: 11/57                  Chief Accounting                    Portfolios L.P.;
                               Officer                             Chief Financial
                                                                   Officer, BondWave
                                                                   LLC (Software Development
                                                                   Company/Broker-Dealer/Investment
                                                                   Adviser) and Stonebridge
                                                                   Advisors LLC (Investment
                                                                   Adviser)

James M. Dykas                 Assistant          o Indefinite     Senior Vice President         N/A               N/A
120 East Liberty Drive,        Treasurer            term           (April 2007 to Present),
  Suite 400                                                        Vice President (January
Wheaton, IL 60187                                 o 2005           2005 to April 2007),
D.O.B.: 01/66                                                      First Trust Advisors
                                                                   L.P. and First Trust
                                                                   Portfolios L.P.;
                                                                   Executive Director
                                                                   (December 2002 to
                                                                   January 2005), Vice
                                                                   President (December
                                                                   2000 to December
                                                                   2002), Van Kampen
                                                                   Asset Management and
                                                                   Morgan Stanley
                                                                   Investment Management

W. Scott Jardine               Secretary and      o Indefinite     General Counsel,              N/A               N/A
120 East Liberty Drive,        Chief Compliance     term           First Trust Advisors
  Suite 400                    Officer ("CCO")                     L.P. and First Trust
Wheaton, IL 60187                                 o 2005           Portfolios L.P.;
D.O.B.: 05/60                                                      Secretary, BondWave
                                                                   LLC (Software
                                                                   Development Company/
                                                                   Broker-Dealer/Investment
                                                                   Adviser) and Stonebridge Advisors
                                                                   LLC (Investment Adviser)

Daniel J. Lindquist            Vice President     o Indefinite     Senior Vice President         N/A               N/A
120 East Liberty Drive,                             term           (September 2005 to
  Suite 400                                                        Present), Vice
Wheaton, IL 60187                                 o 2005           President (April 2004
D.O.B.: 02/70                                                      to September 2005),
                                                                   First Trust Advisors
                                                                   L.P. and First Trust
                                                                   Portfolios L.P.

Coleen D. Lynch                Assistant Vice     o Indefinite     Assistant Vice President      N/A               N/A
120 East Liberty Drive,        President            term           (January 2008 to Present),
  Suite 400                                                        First Trust Advisors
Wheaton, IL 60187                                 o 2008           L.P. and First Trust
D.O.B.: 07/58                                                      Portfolios L.P.; Vice
                                                                   President (May 1998
                                                                   to January 2008), Van
                                                                   Kampen Asset
                                                                   Management and Morgan
                                                                   Stanley Investment
                                                                   Management

Kristi A. Maher                Assistant          o Indefinite     Deputy General                N/A               N/A
120 East Liberty Drive,        Secretary            term           Counsel (May 2007 to
  Suite 400                                                        Present), Assistant
Wheaton, IL 60187                                 o 2005           General Counsel
D.O.B.: 12/66                                                      (March 2004 to May
                                                                   2007), First Trust
                                                                   Advisors L.P. and
                                                                   First Trust Portfolios L.P.


                                      -31-




                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS IN     OTHER
                                                                                                 THE FIRST         TRUSTEESHIPS
                                                  TERM OF OFFICE                                 TRUST FUND        OR
                               POSITION AND       AND YEAR FIRST                                 COMPLEX           DIRECTORSHIPS
NAME, ADDRESS                  OFFICES WITH       ELECTED OR       PRINCIPAL OCCUPATIONS         OVERSEEN BY       HELD BY
AND DATE OF BIRTH              TRUST              APPOINTED        DURING PAST 5 YEARS           TRUSTEE           TRUSTEE

Roger F. Testin                Vice President     o Indefinite     Senior Vice                   N/A               N/A
120 East Liberty Drive,                             term           President, First
  Suite 400                                                        Trust Advisors L.P.
Wheaton, IL 60187                                 o 2005           and First Trust
D.O.B: 06/66                                                       Portfolios L.P.

Stan Ueland                    Vice President     o Indefinite    Vice President                 N/A               N/A
120 East Liberty Drive,                             term          (August 2005 to
  Suite 400                                                       Present), First Trust
Wheaton, IL 60187                                 o 2006          Advisors L.P. and
D.O.B.: 11/70                                                     First Trust Portfolios
                                                                  L.P; Vice President (May
                                                                  2004 to August 2005),
                                                                  BondWave LLC (Software
                                                                  Development Company/
                                                                  Broker-Dealer/Investment
                                                                  Adviser); Account
                                                                  Executive (January 2003
                                                                  to May 2004), Mina Capital,
                                                                  LLC and Samaritan Asset
                                                                  Management Services, Inc.
--------------------
(1)  Mr. Bowen is deemed an "interested  person" of the Trust due to his position as President of First Trust, investment adviser of the Funds.

         The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Bowen and Erickson are members of the Executive Committee. During the last fiscal year, the Executive Committee held four meetings.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Funds shall mail such recommendation to W. Scott Jardine at the Funds' address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held four meetings.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

         The Audit Committee is responsible for overseeing the Funds' accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to approval by the Board of Trustees). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held nine meetings.

         Messrs. Bowen, Erickson, Kadlec, Keith and Nielson are trustees of First Defined Portfolio Fund, LLC, an open-end fund with eight portfolios, 14 closed-end funds and three exchange-traded fund trusts (including the Trust) with 38 portfolios (collectively, the "First Trust Fund Complex"). None of the Independent Trustees, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. ("First Trust Portfolios") or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Roger Testin and Stan Ueland) hold the same positions with the other funds and trusts of the First Trust Fund Complex as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts of the First Trust Fund Complex. Mr. Testin, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts and the open-end fund of the First Trust Fund Complex.

         Under the Trustees' compensation plan, each Independent Trustee is paid an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust of the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. No additional meeting fees are paid in connection with board or committee meetings.

         Additionally, for all the trusts in the First Trust Fund Complex, effective January 1, 2008, Dr. Erickson is paid annual compensation of $10,000 to serve as the Lead Trustee, Mr. Keith is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee, Mr. Kadlec is paid annual compensation of $2,500 to serve as chairman of the Valuation Committee and Mr. Nielson is paid annual compensation of $2,500 to serve as the chairman of the Nominating and Governance Committee. The chairmen and the Lead Trustee will serve two years before rotating to serve as a chairman of another committee or as Lead Trustee. The additional compensation is allocated equally among each of the trusts in the First Trust Fund Complex.

         The following table sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Trust and the First Trust Fund Complex to each of the Independent Trustees for the fiscal year ended December 31, 2008. The Trust has no retirement or pension plans. The officers and Trustee who is an "interested person" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                                        TOTAL COMPENSATION
                          TOTAL COMPENSATION                 FROM THE
 NAME OF TRUSTEE          FROM THE TRUST (1)       FIRST TRUST FUND COMPLEX(2)
 Richard E. Erickson           $10,000                       $180,000
 Thomas R. Kadlec               $9,583                       $172,500
 Robert F. Keith                $9,722                       $175,000
 Niel B. Nielson               $10,397                       $177,297
____________________
(1) The compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Trust to the Trustees for the fiscal year ended December 31, 2008 for services to each Fund of the Trust.
(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2008 for services to the eight portfolios of First Defined Portfolio Fund, LLC, an open-end fund, 14 closed-end funds and 38 series of the Trust, the First Trust Exchange-Traded Fund II and First Trust Exchange-Traded AlphaDEX(R) Fund, all advised by First Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds as of December 31, 2008:


DOLLAR RANGE OF EQUITY SECURITIES IN A FUND

                          Strategic                         Dividend                                         Value Line(R)
                          Value Fund    ISE Water Fund    Leaders Fund   Clean Edge(R) Fund   US IPO Fund       100 Fund

Interested Trustee
James A. Bowen               $0               $0              $0               $0               $0        $10,001-$50,000
                          (0 shares)      (0 shares)       (0 shares)       (0 shares)       (0 shares)    (4,000 shares)

Independent Trustees

Richard E. Erickson     $10,001-$50,000   $1-$10,000       $1-$10,000       $1-$10,000           $0        $10,001-$50,000
                        (1,102 shares)   (230 shares)     (282 shares)     (200 shares)      (0 shares)    (2,236 shares)

Thomas R. Kadlec              $0               $0              $0               $0               $0               $0
                          (0 shares)      (0 shares)       (0 shares)       (0 shares)       (0 shares)      (0 shares)


                                      -34-




Robert F. Keith               $0               $0          $1-$10,000           $0               $0        $10,001-$50,000
                          (0 shares)      (0 shares)      (750 shares)      (0 shares)       (0 shares)    (1,425 shares)

Niel B. Nielson           $1-$10,000           $0          $1-$10,000           $0           $1-$10,000      $1-$10,000
                         (200 shares)     (0 shares)      (200 shares)      (0 shares)      (200 shares)    (273 shares)

-------------------------------------------------------------------------------

                                           Value Line(R)
                        Value Line(R)         Equity
                        Dividend Fund     Allocation Fund

Interested Trustee
James A. Bowen                $0          $10,001-$50,000
                          (0 shares)      (1,250 shares)

Independent Trustees

Richard E. Erickson     $10,001-$50,000          $0
                         (884 shares)       (0 shares)

Thomas R. Kadlec        $10,001-$50,000   $10,001-$50,000
                        (2,256 shares)    (1,972 shares)

Robert F. Keith               $0                 $0
                          (0 shares)        (0 shares)

Niel B. Nielson           $1-$10,000        $1-$10,000
                         (252 shares)      (200 shares)


         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2008:

               AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                  IN ALL REGISTERED INVESTMENT COMPANIES
           OVERSEEN BY TRUSTEE IN THE FIRST TRUST FUND COMPLEX


 Interested Trustee
 James A. Bowen                                     over $100,000

 Independent Trustees
 Richard E. Erickson                               $50,001-$100,000
 Thomas R. Kadlec                                   over $100,000
 Robert F. Keith                                   $50,001-$100,000
 Niel B. Nielson                                   $10,001-$50,000

         As of December 31, 2008, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

         As of March 31, 2009, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

         The table set forth in Exhibit A shows the percentage ownership of each shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) who, as of March 31, 2009, owned of record, or is known by the Trust to have owned of record or beneficially 5% or more of the Shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A party that controls a Fund may be able to significantly influence the outcome of any item presented to shareholders for approval.

         Information as to beneficial ownership is based on the securities position listing reports as of March 31, 2009. The Fund does not have any knowledge of who the ultimate beneficiaries are of the Shares.

         Investment Adviser. First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment adviser to the Funds. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of the Trust.

         First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to an Investment Management Agreement (the "Investment Management Agreement") between First Trust and the Trust, each Fund has agreed to pay an annual management fee in the amounts set forth below.



FUND                                          ANNUAL MANAGEMENT FEE
Biotech Fund                                  0.40% of average daily net assets
Strategic Value Fund                          0.50% of average daily net assets
Internet Index Fund                           0.40% of average daily net assets
MicroCap Fund                                 0.50% of average daily net assets
ISE Chindia Fund                              0.40% of average daily net assets

FUND                                          ANNUAL MANAGEMENT FEE
ISE Gas Fund                                  0.40% of average daily net assets
ISE Water Fund                                0.40% of average daily net assets
Dividend Leaders Fund                         0.30% of average daily net assets
Equal Weighted Fund                           0.40% of average daily net assets
Ex-Technology Fund                            0.40% of average daily net assets
Technology Fund                               0.40% of average daily net assets
Clean Edge(R) Fund                            0.40% of average daily net assets
S&P REIT Fund                                 0.30% of average daily net assets
US IPO Fund                                   0.40% of average daily net assets
Value Line(R) 100 Fund                        0.50% of average daily net assets
Value Line(R) Dividend Fund                   0.50% of average daily net assets
Value Line(R) Equity Allocation Fund          0.50% of average daily net assets

         Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses that are both unusual in nature and infrequent in their occurrence. Until each Fund's Expense Cap Termination Date set forth below, First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding the Annual Expense Cap amounts set forth below. Expenses borne by First Trust are subject to reimbursement by a Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in a Fund's expenses exceeding its Expense Cap.

FUND                                     ANNUAL EXPENSE CAP                           EXPENSE CAP TERMINATION DATE
Biotech Fund                             0.60% of average daily net assets            May 15, 2010
Strategic Value Fund                     0.65% of average daily net assets            May 15, 2010
Internet Fund                            0.60% of average daily net assets            May 15, 2010
MicroCap Fund                            0.60% of average daily net assets            May 15, 2010
ISE Chindia Fund                         0.60% of average daily net assets            May 15, 2010
ISE Gas Fund                             0.60% of average daily net assets            May 15, 2010
ISE Water Fund                           0.60% of average daily net assets            May 15, 2010
Dividend Leaders Fund                    0.45% of average daily net assets            May 15, 2010
Equal Weighted Fund                      0.60% of average daily net assets            May 15, 2010
Ex-Technology Fund                       0.60% of average daily net assets            May 15, 2010
Technology Fund                          0.60% of average daily net assets            May 15, 2010
Clean Edge(R) Fund                       0.60% of average daily net assets            May 15, 2010
S&P REIT Fund                            0.50% of average daily net assets            May 15, 2010
US IPO Fund                              0.60% of average daily net assets            May 15, 2010
Value Line(R) 100 Fund                   0.70% of average daily net assets            May 15, 2010
Value Line(R) Dividend Fund              0.70% of average daily net assets            May 15, 2010
Value Line(R) Equity Allocation Fund     0.70% of average daily net assets            May 15, 2010

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Funds.

         The following table sets forth the management fees (net of fee waivers and expense reimbursements) paid by each Fund and the fees waived and expenses reimbursed by First Trust for the specified periods.

                                  AMOUNT OF MANAGEMENT FEES
                               (NET OF FEE WAIVERS AND EXPENSE           AMOUNT OF FEES WAIVED AND EXPENSES REIMBURSED
                                REIMBURSEMENTS BY FIRST TRUST)                           BY FIRST TRUST

                          (FOR THE         (FOR THE        (FOR THE         (FOR THE        (FOR THE         (FOR THE
                           PERIOD           PERIOD          PERIOD           PERIOD          PERIOD           PERIOD
                            ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
        FUND              12/31/06)        12/31/07)       12/31/08)        12/31/06)       12/31/07)        12/31/08)

Biotech Fund                  $0           $135,939         $163,069         $80,389         $65,395          $71,442

Strategic Value Fund          $0            $10,238         $257,035        $132,531         $172,875         $41,333

Internet Fund                 $0           $164,124         $40,861          $82,899         $54,768          $51,795

MicroCap Fund                 $0              $0             $7,290         $137,971         $137,185         $68,793

ISE Chindia Fund             N/A            $51,266         $192,097           N/A           $61,221          $91,365

ISE Gas Fund                 N/A              $0            $147,938           N/A           $59,322         $109,371

ISE Water Fund               N/A              $0            $71,626            N/A           $57,664          $53,268

Dividend Leaders Fund         $0            $55,804         $14,571         $172,016         $199,880        $139,071

Equal Weighted Fund           $0            $11,169         $27,007         $101,077         $86,008          $62,497

Ex-Technology Fund           N/A              $0               $0              N/A           $61,242          $44,692

Technology Fund               $0            $19,069         $18,124          $93,915         $75,489          $41,362


                                      -38-




                                  AMOUNT OF MANAGEMENT FEES
                               (NET OF FEE WAIVERS AND EXPENSE           AMOUNT OF FEES WAIVED AND EXPENSES REIMBURSED
                                REIMBURSEMENTS BY FIRST TRUST)                           BY FIRST TRUST

                          (FOR THE         (FOR THE        (FOR THE         (FOR THE        (FOR THE         (FOR THE
                           PERIOD           PERIOD          PERIOD           PERIOD          PERIOD           PERIOD
                            ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
        FUND              12/31/06)        12/31/07)       12/31/08)        12/31/06)       12/31/07)        12/31/08)

Clean Edge(R) Fund             N/A             $198           $68,986            N/A           $77,233          $96,621

S&P REIT Fund                N/A              $0               $0              N/A           $108,608        $117,085

US IPO Fund                   $0              $0               $0           $116,048         $113,731         $80,132

Value Line(R) 100
Fund(1)                   $1,936,973      $1,261,469        $467,293           N/A           $132,258        $221,381

Value Line(R) Equity
Allocation Fund               $0              $0              $5,342         $26,011          $98,378         $42,356

(1) On June 15, 2007, the First Trust Value Line(R) 100 Exchange-Traded Fund acquired the assets and adopted the financial and performance history of its predecessor fund, First Trust Value Line(R) 100 Fund. Accordingly, the First Trust Value Line(R) 100 Exchange-Traded Fund adopted the financial statements of its predecessor fund. The table sets forth the management fees paid by the First Trust Value Line(R) 100 Exchange-Traded Fund or its predecessor fund for the specified periods.




                                 AMOUNT OF MANAGEMENT FEES
                               (NET OF FEE WAIVERS AND EXPENSE           AMOUNT OF FEES WAIVED AND EXPENSES REIMBURSED
                                REIMBURSEMENTS BY FIRST TRUST)                           BY FIRST TRUST

                 (FOR THE      (FOR THE     (FOR THE     (FOR THE    (FOR THE     (FOR THE     (FOR THE    (FOR THE
                  PERIOD        PERIOD       PERIOD       PERIOD       PERIOD      PERIOD       PERIOD       PERIOD
                  ENDED       6/1/06 TO       ENDED        ENDED     ENDED        6/1/06 TO      ENDED     ENDED
    FUND         5/31/06)     12/31/06)     12/31/07)    12/31/08)    5/31/06)    12/31/06)    12/31/07)   12/31/08)

Value Line(R)
Dividend Fund(2)  $3,598,042  $2,015,941     $900,390     $499,657      N/A        $33,985     $392,894     $198,186

(2) On December 15, 2006, the First Trust Value Line(R) Dividend Index Fund acquired the assets and adopted the financial and performance history of its predecessor fund, the First Trust Value Line(R) Dividend Fund. Accordingly, the First Trust Value Line(R) Dividend Index Fund adopted the financial statements of its predecessor fund. The table sets forth the management fees paid by the First Trust Value Line(R) Dividend Index Fund or its predecessor fund for the specified periods.

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Daniel J. Lindquist             Senior Vice President       Since 2004               Senior Vice President
                                                                                     (September 2005 to Present),
                                                                                     Vice President (April 2004 to

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

                                                                                     September 2005), First Trust
                                                                                     Advisors L.P. and First Trust
                                                                                     Portfolios L.P.

Robert F. Carey                 Chief Investment Officer    Since 1991               Chief Investment Officer and
                                and Senior Vice President                            Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

Jon C. Erickson                 Senior Vice President       Since 1994               Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

David G. McGarel                Senior Vice President       Since 1997               Senior Vice President, First
                                                                                     Trust Advisors L.P. and First
                                                                                     Trust Portfolios L.P.

Roger F. Testin                 Senior Vice President       Since 2001               Senior Vice President, First
                                                                                     Trust Portfolios L.P. and
                                                                                     First Trust Advisors L.P.

Stan Ueland                     Vice President              Since 2005               Vice President (August 2005 to
                                                                                     Present), First Trust Advisors
                                                                                     L.P. and First Trust
                                                                                     Portfolios L.P.; Vice
                                                                                     President (May 2004 to August
                                                                                     2005), BondWave LLC (Software
                                                                                     Development Company/
                                                                                     Broker-Dealer); Account
                                                                                     Executive (January 2003 to May
                                                                                     2004), Mina Capital
                                                                                     Management, LLC and Samaritan
                                                                                     Asset Management Services, Inc.

         Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those Funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by Funds that do not utilize quantitative investment strategies.

         Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' portfolios.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of each Fund advised by First Trust.

         No member of the Investment Committee beneficially owns any Shares of a Fund.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the other investment vehicles with the number of accounts and assets, as of December 31, 2008, set forth in the table below:


                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                         REGISTERED INVESTMENT          OTHER POOLED
                                               COMPANIES             INVESTMENT VEHICLES          OTHER ACCOUNTS
                                          NUMBER OF ACCOUNTS         NUMBER OF ACCOUNTS       NUMBER OF ACCOUNTS
INVESTMENT COMMITTEE MEMBER                   ($ ASSETS)                 ($ ASSETS)                ($ ASSETS)

Robert F. Carey                           47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)

Roger F. Testin                           47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)

Jon C. Erickson                           47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)

David G. McGarel                          47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)

Daniel J. Lindquist                       47 ($2,114,608,061)         6 ($304,110,565)         4,631 ($750,232,382)

Stan Ueland                                21 ($203,913,346)                 N/A                       N/A
____________________

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.


                              BROKERAGE ALLOCATIONS

         First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.


         Section 28(e) of the 1934 Act, permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

         Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by First Trust of research services.


         First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

         The following table sets forth the aggregate amount of brokerage commissions paid by each Fund for the specified period:

                                                      AGGREGATE AMOUNT OF BROKERAGE COMMISSIONS

                                   (FOR THE PERIOD ENDED        (FOR THE PERIOD ENDED        (FOR THE PERIOD ENDED
FUND                                DECEMBER 31, 2006)           DECEMBER 31, 2007)           DECEMBER 31, 2008)

Biotech Fund                              $2,200                       $5,467                       $61,598

Strategic Value Fund                      $1,072                       $6,904                      $112,845

Internet Fund                             $1,805                       $12,833                      $11,086

MicroCap Fund                             $18,607                      $9,318                       $18,202

ISE Chindia Fund                            N/A                        $7,492                       $32,010


                                      -43-




ISE Gas Fund                                N/A                        $1,467                       $72,067

ISE Water Fund                              N/A                         $652                        $14,587

Dividend Leaders Fund                     $6,238                       $10,166                      $29,992

Equal Weighted Fund                       $1,223                       $1,326                       $8,169

Ex-Technology Fund                          N/A                         $589                        $2,367

Technology Fund                           $3,265                       $1,429                       $4,589

Clean Edge(R) Fund                          N/A                        $3,335                       $28,667

S&P REIT Fund                               N/A                         $518                         $962

US IPO Fund                               $10,063                      $5,762                       $7,008

Value Line(R) 100 Fund(1)                 $950,791                     $350,120                     $203,469

Value Line(R) Equity
Allocation Fund                           $24,527                      $13,640                      $19,077

(1) On June 15, 2007, the Value Line(R) 100 Fund acquired the assets and adopted the financial and performance history of its predecessor fund. Accordingly, the Value Line(R) 100 Fund adopted the financial statements of its predecessor fund. The table sets forth the brokerage commissions paid by the First Trust Value Line(R) 100 Fund or its predecessor fund for the specified periods.

                                                   AGGREGATE AMOUNT OF BROKERAGE COMMISSIONS

                          (FOR THE PERIOD ENDED      (FOR THE PERIOD        (FOR THE PERIOD    (FOR THE PERIOD ENDED
                              MAY 31, 2006)           JUNE 1, 2006 TO            ENDED           DECEMBER 31, 2008)
FUND                                                DECEMBER 31, 2006)    DECEMBER 31, 2007)

Value Line(R) Dividend
Fund(2)                         $317,923                  $189,631             $28,536                $99,944

(2) On December 15, 2006, the First Trust Value Line(R) Dividend Index Fund acquired the assets and adopted the financial and performance history of its predecessor fund, the First Trust Value Line(R) Dividend Fund. Accordingly, the First Trust Value Line(R) Dividend Index Fund adopted the financial statements of its predecessor fund. The table sets forth the brokerage commissions paid by the First Trust Value Line(R) Dividend Index Fund or its predecessor fund for the specified periods.

         The brokerage commissions paid by the Biotech Fund, the Strategic Value Fund, the MicroCap Fund, the ISE Chindia Fund, the ISE Gas Fund, the ISE Water Fund, the Dividend Leaders Fund, the Equal Weighted Fund, the Ex-Technology Fund, the Technology Fund, the Clean Edge(R) Fund and the Value Line(R) Dividend Fund for the year ended December 31, 2008 increased from the amounts paid for the year ended December 31, 2007, as set forth in the table above. The increases in brokerage commissions paid by these Funds were primarily due to increased securities sales in each Fund during the year ended December 31, 2008 due, in part, to higher market volatility.

         Administrator. The Bank of New York Mellon Corporation ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; and provide monitoring reports and assistance regarding compliance with federal and state securities laws.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Funds has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion. The following table sets forth the aggregate amount paid by each Fund to BONY under the Fund Administration and Accounting Agreement.



FUND                                FOR THE PERIOD ENDED         FOR THE PERIOD ENDED         FOR THE PERIOD ENDED
                                      DECEMBER 31, 2006            DECEMBER 31, 2007           DECEMBER 31, 2008
Biotech Fund                               $6,511                       $27,676                     $31,653
Strategic Value Fund                       $3,413                       $21,887                     $31,671
Internet Fund                              $6,449                       $30,673                     $13,150
MicroCap Fund                             $11,883                       $27,788                     $10,923
ISE Chindia Fund                             N/A                        $15,524                     $37,872
ISE Gas Fund                                 N/A                         $2,547                     $36,176
ISE Water Fund                               N/A                         $3,469                     $17,829
Dividend Leaders Fund                     $16,004                       $49,973                     $28,187
Equal Weighted Fund                        $7,163                       $20,175                     $13,320
Ex-Technology Fund                           N/A                         $2,578                      $3,881
Technology Fund                            $6,078                       $13,624                      $8,865
Clean Edge(R) Fund                           N/A                        $11,812                     $22,735
S&P REIT Fund                                N/A                         $2,536                      $4,033
US IPO Fund                                $6,858                       $20,200                     $11,738


                                      -45-




FUND                                FOR THE PERIOD ENDED         FOR THE PERIOD ENDED         FOR THE PERIOD ENDED
                                      DECEMBER 31, 2006            DECEMBER 31, 2007           DECEMBER 31, 2008

Value Line(R) 100 Fund                       N/A                        $52,206                     $72,802
Value Line(R) Dividend Fund                $8,896                      $135,704                     $73,387
Value Line(R) Equity Allocation Fund        $511                        $13,243                      $6,619

         On December 15, 2006, the Value Line(R) Dividend Fund acquired the assets and adopted the financial and performance history of its predecessor fund. Accordingly, the Value Line(R) Dividend Fund adopted the financial statements of the predecessor fund. PFPC, Inc. (now known as PNC Global Investment Servicing (U.S.) Inc.) was the administrator for its predecessor fund. The following table sets forth the amount paid to PFPC, Inc. by the predecessor fund for the specified periods for its services as the administrator of the predecessor fund.

            PERIOD               AGGREGATE AMOUNT PAID TO PFPC, INC.

      6/1/2005-5/31/2006                       $482,836

      6/1/2006-12/15/2006                      $263,281

         On June 15, 2007, the Value Line(R) 100 Fund acquired the assets and adopted the financial and performance history of its predecessor fund. Accordingly, the Value Line(R) 100 Fund adopted the financial statements of its predecessor fund. PFPC, Inc. was the administrator for its predecessor fund. The following table sets forth the amount paid to PFPC, Inc. by the predecessor fund for the specified periods for its services as the administrator of the predecessor fund.

            PERIOD               AGGREGATE AMOUNT PAID TO PFPC, INC.

      1/1/2006-12/31/2006                      $278,397

      1/1/2007-6/15/2007                       $126,636

         The Trust, on behalf of the Funds, has entered into an agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC, Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PNC provides certain board administrative services to the Trust in connection with the Board's meetings and other related matters.


         CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
                           INDEX PROVIDER AND EXCHANGE

         Custodian. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BONY calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

         Distributor. First Trust Portfolios is the distributor (the "Distributor") and principal underwriter of the Shares of the Funds. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. The Adviser's available resources to make these payments include profits from advisory fees received from the Funds. The services the Adviser may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

         For the fiscal year ended December 31, 2008, there were no underwriting commissions with respect to the sale of Fund Shares and First Trust Portfolios L.P. did not receive compensation on redemptions for the Funds for that period.

         On December 15, 2006, the Value Line(R) Dividend Fund acquired the assets and adopted the financial and performance history of its predecessor fund. Accordingly, the Value Line(R) Dividend Fund adopted the financial statements of its predecessor fund. Its predecessor fund did not pay First Trust Portfolios any underwriting commissions and compensation on redemptions.

         On June 15, 2007, the Value Line(R) 100 Fund acquired the assets and adopted the financial and performance history of its predecessor fund. Accordingly, the Value Line(R) 100 Fund adopted the financial statements of its predecessor fund. Its predecessor fund did not pay First Trust Portfolios any underwriting commissions and compensation on redemptions.

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently paid by the Funds, and pursuant to a contractual agreement, the Funds will not pay 12b-1 fees any time before May 15, 2010.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Provider. The respective Indices that each respective Fund seeks to track are compiled by the Index Providers as set forth below.

FUND                                              INDEX PROVIDER
Biotech Fund                                      NYSE Euronext
Strategic Value Fund                              Deutsche Bank AG
Internet Index Fund                               Dow Jones & Company, Inc.
MicroCap Fund                                     Dow Jones & Company, Inc.
ISE Chindia Fund                                  International Securities Exchange, LLC
ISE Gas Fund                                      International Securities Exchange, LLC
ISE Water Fund                                    International Securities Exchange, LLC
Dividend Leaders Fund                             Morningstar, Inc.
Equal Weighted Fund                               The Nasdaq Stock Market, Inc.
Ex-Technology Fund                                The Nasdaq Stock Market, Inc.
Technology Fund                                   The Nasdaq Stock Market, Inc.
Clean Edge(R) Fund                                The Nasdaq Stock Market, Inc. / Clean Edge, Inc.
S&P REIT Fund                                     Standard & Poor's / Citigroup
US IPO Fund                                       IPOX Schuster LLC
Value Line(R) 100 Fund                            Value Line(R) Publishing, Inc.
Value Line(R) Dividend Fund                       Value Line(R) Publishing, Inc.
Value Line(R) Equity Allocation Fund              Value Line(R) Publishing, Inc.

         The Index Providers are not affiliated with the Funds or with First Trust. Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement with First Trust, which in turn has a Product License Agreement with each Index Provider.

          With respect to the Biotech Fund, the Strategic Value Fund, the Value Line(R) 100 Fund, the Value Line(R) Dividend Fund and the Value Line(R) Equity Allocation Fund, First Trust had entered into the Index Calculation and License

Agreement with AMEX pursuant to which AMEX served as the calculation agent for the Indices, prior to the acquisition of AMEX by NYSE Euronext. NYSE Arca has assumed the role of calculation agent for these Funds. As the calculation agent, NYSE Arca will be responsible for the management of the day-to-day operations of these respective Indices, including calculating the value of the Indices every 15 seconds, widely disseminating each such Index value every 15 seconds and tracking corporate actions resulting in adjustments to such Index.

         For the Equal Weighted Fund, the Ex-Technology Fund, the Technology Fund and the Clean Edge(R) Fund, First Trust has entered into an agreement with NASDAQ(R) pursuant to which NASDAQ(R) or its designee will serve as the calculation agent for the applicable Indices. As the calculation agent, NASDAQ(R) or its designee will be responsible for calculating and disseminating the intra-day portfolio values for such Funds' Shares.

         Exchange. Besides serving as the index calculation agent for certain of the Funds as described above, the only other relationship that NYSE Arca has with First Trust or the Distributor in connection with the Biotech Fund, the Strategic Value Fund, the Internet Fund, the MicroCap Fund, the ISE Chindia Fund, the ISE Gas Fund, the ISE Water Fund, the Dividend Leaders Fund, the S&P REIT Fund, the US IPO Fund, Value Line(R) 100 Fund, the Value Line(R) Dividend Fund and the Value Line(R) Equity Allocation Fund (collectively, the "NYSE Arca Listed Funds") is that NYSE Arca lists the Shares of the NYSE Arca Listed Funds pursuant to its Listing Agreement with the Trust. NYSE Arca is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the NYSE Arca Listed Funds or in the determination or calculation of the NAV of such Funds. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the NYSE Arca Listed Funds. Prior to November 6, 2008, the Shares of each of the Biotech Fund, the Strategic Value Fund, the Internet Fund, the MicroCap Fund, the Dividend Leaders Fund, the S&P REIT Fund, the US IPO Fund, Value Line(R) 100 Fund, the Value Line(R) Dividend Fund and the Value Line(R) Equity Allocation Fund were listed on AMEX.

         NASDAQ(R) serves as the Index Provider and the Index Calculation Agent for the Indices related to the Equal Weighted Fund, the Technology Fund, the Ex-Technology Fund and the Clean Edge(R) Fund (together, the "NASDAQ(R) Listed Funds"). The only other relationship that NASDAQ(R) has with First Trust or the Distributor in connection with the NASDAQ(R) Listed Funds is that NASDAQ(R) lists the Shares of the NASDAQ(R) Listed Funds pursuant to its Listing Agreement with the Trust. NASDAQ(R) is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the NASDAQ(R) Listed Funds or in the determination or calculation of the asset value of such Funds. NASDAQ(R) has no obligation or liability in connection with the administration, marketing or trading of the NASDAQ(R) Listed Funds.


                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

         A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of ISS Governance Services, a division of Risk Metrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest.

         First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Funds' website at http://www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily each day the NYSE is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of a Fund. Each Fund's portfolio holdings are also available on the Funds' website at http://www.ftportfolios.com. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Codes of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes of Ethics are on public file with, and are available from, the SEC.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Funds may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the underlying index ("Fund Securities") and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit

Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on NYSE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of a Fund.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Purchasers of Creation Units will be required to pay a standard creation transaction fee (the "Creation Transaction Fee"), described below, payable to BONY regardless of the number of Creation Units. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The standard creation transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:


                     NUMBER OF SECURITIES                   CREATION
                      IN A CREATION UNIT                TRANSACTION FEE
                              1-100                           $500
                            101-200                         $1,000
                            201-300                         $1,500
                            301-400                         $2,000
                            401-500                         $2,500
                            501-600                         $3,000
                            601-700                         $3,500

         Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee (the "Redemption Transaction Fee") is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. A Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

         The standard redemption transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                    NUMBER OF SECURITIES                  REDEMPTION
                     IN A CREATION UNIT                TRANSACTION FEE
                             1-100                           $500
                           101-200                         $1,000
                           201-300                         $1,500
                           301-400                         $2,000
                           401-500                         $2,500
                           501-600                         $3,000
                           601-700                         $3,500

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund

Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.

                               TRANSMITTAL             NEXT BUSINESS          SECOND BUSINESS            THIRD BUSINESS
                                DATE (T)                 DAY (T+1)               DAY (T+2)                 DAY (T+3)

 CREATION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

 CUSTOM ORDERS             3:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                           Orders received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 CREATION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by a Fund's
                           received by the        account through DTC.
                           Distributor.

                                                  2:00 p.m. (ET)

                                                  Cash Component must be
                                                  received by the Custodian.

 STANDARD ORDERS CREATED   4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               1:00 p.m.
 IN ADVANCE OF RECEIPT
 BY THE TRUST OF ALL OR    Order in proper        Available Deposit                                 Missing Deposit
 A PORTION OF THE          form must be           Securities.                                       Securities are due to
 DEPOSIT SECURITIES        received by the                                                          the Trust or the Trust
                           Distributor.           Cash in an amount equal                           may use cash on deposit
                                                  to the sum of (i) the                             to purchase missing
                                                  Cash Component, plus                              Deposit Securities.
                                                  (ii) 115% of the market
                                                  value of the                                      Creation Unit
                                                  undelivered Deposit                               Aggregations will be
                                                  Securities.                                       delivered.

 CUSTOM ORDERS             3:00 p.m.              11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by a Fund's
                           received by the        account through DTC.
                           Distributor.

                           Order received         2:00 p.m. (ET)
                           after 3:00 p.m.
                           will be treated as     Cash Component must be
                           standard orders.       received by the Orders
                                                  Custodian.


                                      -61-




                               TRANSMITTAL             NEXT BUSINESS          SECOND BUSINESS            THIRD BUSINESS
                                DATE (T)                 DAY (T+1)               DAY (T+2)                 DAY (T+3)


 REDEMPTION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent.

                           Orders received
                           after 4:00 p.m.
                           (ET) will be deemed
                           received on the
                           next business day
                           (T+1)

 CUSTOM ORDERS             3:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent

                           Order received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 4:00 p.m.
                           (ET) will be deemed    Cash Component, if any,
                           received on the        is due.
                           next business day
                           (T+1).

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

 CUSTOM ORDERS             3:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 3:00 p.m.
                           will be treated as     Cash Component, if any,
                           standard orders.       is due.

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that they distribute to shareholders. The Funds intend to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, each Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Funds' investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by each Fund itself. Dividends received by the Funds from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain domestic corporations may be designated by the Funds as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of the Funds, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption

Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND INVESTMENTS

         Certain of the Funds' investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         The Funds' transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Funds and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

         If a Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distributions requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

         The Funds may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Funds in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Dividends paid by the Funds to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Funds as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2010.

         Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Funds which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Funds will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.


                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. A Fund's NAV may not be calculated on days during which a Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any national or foreign exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date and at the official closing price for securities listed on NASDAQ(R). If there are no transactions on the valuation day, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

         The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.


                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. With respect to the Biotech Fund, Strategic Value Fund, Internet Fund, MicroCap Fund, ISE Chindia Fund, ISE Gas Fund, ISE Water Fund, Equal Weighted Fund, Ex-Technology Fund, Technology Fund, Clean Edge(R) Fund, S&P REIT Fund, US IPO Fund, Value Line(R) 100 Fund and Value Line(R) Equity Allocation Fund, dividends from net investment income, if any, are declared and paid semi-annually. With respect to the Dividend Leaders Fund and Value Line(R) Dividend Fund, dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.


                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated December 31, 2008, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein.

                                             EXHIBIT A

                                                                                          PERCENTAGE OF
FUND                                   NAME AND ADDRESS OF OWNER                          RECORD OWNERSHIP
Biotech Fund                           Schwab (Charles) & Co., Inc.(1)                    27.93%
                                       National Financial Services Corporation(2)         10.25%
                                       RBC Dain Rauscher Inc.(3)                           9.10%
                                       First Clearing L.L.C.(4)                            8.90%
                                       Brown Brothers Harriman & Co.(5)                    6.67%

Strategic Value Fund                   Pershing, L.L.C.(6)                                31.10%
                                       Schwab (Charles) & Co., Inc.(1)                    10.00%
                                       UBS Financial Services Inc.(7)                      9.87%
                                       Merrill Lynch Safekeeping(8)                        9.75%
                                       American Enterprise Investment Services Inc.(9)     6.80%
                                       National Financial Services Corporation(2)          5.87%

Internet Fund                          First Clearing L.L.C.(4)                           18.85%
                                       Citigroup Global Markets, Inc.(10)                 17.99%
                                       Merrill Lynch Safekeeping(8)                       13.02%
                                       Morgan Stanley DW Inc.(11)                          8.98%
                                       Brown Brothers Harriman & Co.(5)                    5.90%
                                       Pershing, L.L.C.(6)                                 5.24%

MicroCap Fund                          Schwab (Charles) & Co., Inc.(1)                    14.83%
                                       National Financial Services Corporation(2)         14.75%
                                       Ameritrade, Inc.(12)                               13.76%
                                       Pershing, L.L.C.(6)                                10.82%
                                       Goldman, Sachs & Co.(13)                            6.82%
                                       First Clearing L.L.C.(4)                            5.45%
                                       Timber Hill L.L.C.(14)                              5.24%

ISE Chindia Fund                       National Financial Services Corporation(2)         17.64%
                                       Pershing, L.L.C.(6)                                 8.84%
                                       Ameritrade, Inc.(12)                                8.36%
                                       First Clearing L.L.C.(4)                            7.39%
                                       Citigroup Global Markets, Inc.(10)                  6.63%
                                       Schwab (Charles) & Co., Inc.(1)                     6.13%

ISE Gas Fund                           SSB&T Co(15)                                       12.22%
                                       Pershing, L.L.C.(6)                                12.04%
                                       Schwab (Charles) & Co., Inc.(1)                    10.53%




                                                                                          PERCENTAGE OF
FUND                                   NAME AND ADDRESS OF OWNER                          RECORD OWNERSHIP

                                       National Financial Services Corporation(2)          9.28%
                                       First Clearing L.L.C.(4)                            7.08%
                                       Ameritrade, Inc.(12)                                5.04%

ISE Water Fund                         First Clearing L.L.C.(4)                            8.89%
                                       Schwab (Charles) & Co., Inc.(1)                     8.79%
                                       Raymond James & Associates, Inc.(16)                8.59%
                                       National Financial Services Corporation(2)          8.34%
                                       Goldman, Sachs & Co.(13)                            6.97%
                                       RBC Dain Rauscher Inc.(3)                           6.58%
                                       Citigroup Global Markets, Inc.(10)                  6.58%
                                       American Enterprise Investment Services Inc.(9)     5.71%
                                       Merrill Lynch Safekeeping(8)                        5.46%
                                       UBS Financial Services Inc.(7)                      5.15%

Dividend Leaders Fund                  Schwab (Charles) & Co., Inc.(1)                    21.41%
                                       National Financial Services Corporation(2)         13.13%
                                       Pershing, L.L.C.(6)                                13.00%
                                       First Clearing L.L.C.(4)                            7.24%
                                       American Enterprise Investment Services Inc.(9)     6.27%
                                       Citigroup Global Markets, Inc.(10)                  5.43%

Equal Weighted Fund                    Schwab (Charles) & Co., Inc.(1)                    18.17%
                                       Citigroup Global Markets, Inc.10                    9.76%
                                       National Financial Services Corporation(2)          9.47%
                                       Pershing, L.L.C.(6)                                 7.21%
                                       UBS Financial Services Inc.(7)                      6.80%
                                       First Clearing L.L.C.(4)                            6.45%
                                       Timber Hill L.L.C.(14)                              5.32%
                                       Morgan Stanley DW Inc.(11)                          5.25%

Ex-Technology Fund                     Schwab (Charles) & Co., Inc.(1)                    18.17%
                                       Citigroup Global Markets, Inc.(10)                  9.76%
                                       National Financial Services Corporation(2)          9.47%
                                       Pershing, L.L.C.(6)                                 7.21%
                                       UBS Financial Services Inc.(7)                      6.80%
                                       First Clearing L.L.C.(4)                            6.45%
                                       Timber Hill L.L.C.(14)                              5.32%
                                       Morgan Stanley DW Inc.(11)                          5.25%

Technology Fund                        National Financial Services Corporation(2)         32.34%


                                      -2-




                                                                                          PERCENTAGE OF
FUND                                   NAME AND ADDRESS OF OWNER                          RECORD OWNERSHIP


                                       First Clearing L.L.C.(4)                           10.28%
                                       Pershing, L.L.C.(6)                                 8.81%

Clean Edge(R) Fund                     National Financial Services Corporation(2)         12.96%
                                       Schwab (Charles) & Co., Inc.(1)                     9.20%
                                       Citigroup Global Markets, Inc.(10)                  8.91%
                                       Pershing, L.L.C.(6)                                 8.47%
                                       First Clearing L.L.C.(4)                            7.83%

S&P REIT Fund                          First Clearing L.L.C.(4)                           15.18%
                                       Merrill Lynch, Pierce, Fenner & Smith Inc.(17)     13.62%
                                       Schwab (Charles) & Co., Inc.(1)                     9.67%
                                       National Financial Services Corporation(2)          9.61%
                                       Bear, Stearns Securities Corp.(18)                  8.20%
                                       Pershing, L.L.C.(6)                                 7.84%

US IPO Fund                            National Financial Services Corporation(2)         15.09%
                                       Timber Hill L.L.C.(14)                             11.11%
                                       American Enterprise Investment Services Inc.(9)    10.84%
                                       Goldman, Sachs & Co.(13)                            8.32%
                                       Schwab (Charles) & Co., Inc.(1)                     7.39%
                                       Pershing, L.L.C.(6)                                 7.22%
                                       First Clearing L.L.C.(4)                            5.26%

Value Line(R) 100 Fund                 First Clearing L.L.C.(4)                           14.13%
                                       National Financial Services Corporation(2)          8.67%
                                       Pershing, L.L.C.(6)                                 8.05%
                                       Merrill Lynch Safekeeping(8)                        7.92%
                                       Schwab (Charles) & Co., Inc.(1)                     7.25%
                                       Ameritrade, Inc.(12)                                5.97%
                                       Citigroup Global Markets, Inc.(10)                  5.10%

Value Line(R) Dividend Fund            First Clearing L.L.C.(4)                           15.80%
                                       Merrill Lynch Safekeeping(8)                       14.63%
                                       Schwab (Charles) & Co., Inc.(1)                     9.64%
                                       National Financial Services Corporation(2)          7.48%
                                       Pershing, L.L.C.(6)                                 5.70%
                                       Raymond James & Associates, Inc.(16)                5.57%
                                       Citigroup Global Markets, Inc.(10)                  5.27%


Value Line(R) Equity Allocation Fund   Pershing, L.L.C.(6)                                42.72%

                                      -3-




                                                                                          PERCENTAGE OF
FUND                                   NAME AND ADDRESS OF OWNER                          RECORD OWNERSHIP

                                       First Clearing L.L.C.(4)                           10.50%
                                       Goldman, Sachs & Co.(13)                            6.15%
                                       Merrill Lynch, Pierce, Fenner & Smith Inc.(17)      5.65%
                                       ADP Clearing & Outsourcing Services, Inc.(19)       5.44%

----------------

 1 101 Montgomery Street, San Francisco, CA 94101
 2 200 Liberty Street, New York City, NY 10281
 3 1 Libery Plaza, 165 Broadway, New York, NY 10006-1404
 4 1 North Jefferson Avenue, MO2081, St. Louis, MO 63103
 5 140 Broadway, New York, NY 10005
 6 1 Pershing Plaza, Jersey City, NJ 07399
 7 1200 Harbor Boulevard, Weehawken, NJ 07086
 8 101 Hudson St., 9th Floor, Jersey City NJ 07302
 9 707 S 2nd Avenue, Minneapolis MN 55402
10 333 W. 34th Street, New York NY 10001
11 1585 Broadway, New York, NY 10036
12 1005 North Ameritrade Place, Bellevue NE 68005
13 85 Broad Street, New York, NY 10004
14 1 Pickwick Plaza, Greenwich, CT 06830
15 1776 Heritage Drive, Quincy, MA 02171
16 880 Carilion Parkway, PO Box 12479, St. Petersburg, FL 33716
17 4 World Financial Center, New York, NY 10281
18 One Metrotech Center North, Fourth Floor, Brooklyn NY 11201
19 Center 1981 Marcus Avenue, Lake Success, NY 11040



                                      -4-